Intangible Assets	12 Months Ended
Dec. 31, 2010
Intangible Assets [Abstract]
INTANGIBLE ASSETS
8.	INTANGIBLE ASSETS

During the year ended December 31, 2010, the Group assessed certain indicators of impairment impacting the King of Kings 3 (“KOK 3 game software”) game’s revenue and cash flow forecasts which were primarily attributed to increasing competition coupled with declines in customer demand (Note 2 (27) Business and economic risk). The Group tested the KOK3 game software for impairment using an income approach, which involves applying an appropriate discount rate to estimated cash flow forecasts. Based on the Company’s analysis, the Company recorded an impairment charge of approximately RMB46,557,669 (US$7,054,192), for the year ended December 31, 2010, which is included in the line “Impairment of intangible assets” in the consolidated statements of operations and comprehensive income. There were no indicators of impairment noted related to the intangible assets during the year ended December 31, 2009.

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	As of December 31, 2010
		Accumulated		Deconsolidation of		Net Carrying
	Gross Carrying Value	Amortization	Impairment	a subsidiary (Note 5)	Net Carrying Value	Value
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(US$)

Online game product development costs	28,745,846	(10,074,220)	—	—	18,671,626	2,829,034
Purchased software	50,575,054	(36,775,426)	—	—	13,799,628	2,090,853
Acquired software from acquisition of subsidiaries	1,624,891	(141,429)	—	—	1,483,462	224,767
KOK 3 game software	80,073,005	(8,515,336)	(46,557,669)	(25,000,000)	—	—

Intangible assets, net	161,018,796	(55,506,411)	(46,557,669)	(25,000,000)	33,954,716	5,144,654

	As of December 31, 2009
		Accumulated
	Gross Carrying Value	Amortization	Net Carrying Value
	(RMB)	(RMB)	(RMB)
Online game product development costs	19,924,142	(6,746,615)	13,177,527
Purchased software	45,421,880	(18,840,946)	26,580,934
Acquired software from acquisition of a subsidiary	478,862	—	478,862
KOK 3 game software	78,090,967	—	78,090,967

Intangible assets, net	143,915,851	(25,587,561)	118,328,290

Amortization expenses for the years ended December 31, 2008, 2009 and 2010 were RMB8,120,619, RMB15,123,412 and RMB29,918,850 (US$4,533,159) respectively.

The estimated annual amortization expense for each of the five succeeding fiscal years is as follows:

	Amortization
	(RMB)	(US$)
For the years ending December 31,
2011	16,130,261	2,443,979
2012	8,049,570	1,219,632
2013	5,594,130	847,595
2014	3,339,750	506,023
2015	493,461	74,767